united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-23461

New Age Alpha Trust

(Exact name of registrant as specified in charter)

555 Theodore Fremd Ave, Suite A-101, Rye, New York 10580

(Address of principal executive offices) (Zip code)

Cogency Global, Inc.

850 New Burton Road, Suite 201, Dover, Delaware, 19904

(Name and address of agent for service)

Registrant's telephone number, including area code: 212-922-2699

Date of fiscal year end: 11/30

Date of reporting period: 5/31/22

Item 1. Reports to Stockholders.

(a)

AVDR US LargeCap ESG ETF

AVDR US LargeCap Leading ETF

Semi-Annual Report

May 31, 2022

1-888-559-7146

www.newagealphaetfs.com

Distributed by Northern Lights Distributors, LLC

Member FINRA

Dear Shareholders,

New Age Alpha Advisors, LLC, the funds’ adviser, presents the Semi- Annual Report for New Age Alpha Trust (the “Trust”), covering the period from December 1, 2021, through May 31, 2022, for our funds AVDR US LargeCap Leading ETF (CBOE: AVDR) and AVDR US LargeCap ESG ETF (CBOE: AVDG).

AVDR US LargeCap Leading ETF and AVDR US LargeCap ESG ETF have each ceased operations, liquidated their assets, and distributed the liquidation proceeds to shareholders of record on July 18, 2022. The Trust and each of its series was terminated on July 19, 2022. The Trust’s website (www.newagealphaetfs.com) was shut down on July 19, 2022 and the Trust’s phone number (1-888-559-7146) was shut down shortly after the Trust was terminated. Questions following the Trust’s termination can be directed to New Age Alpha Advisors, LLC at (212) 922-2699.

New Age Alpha Trust ETFs are distributed by Northern Lights Distributors, LLC.

Sincerely,

New Age Alpha Advisors, LLC

July 25, 2022

6718-NLD-07212022

CCNAA10363 SKU 10220

AVDR US LargeCap ESG ETF

Portfolio Review (Unaudited)

May 31, 2022

The Fund’s Invesment objective is to provide investment results that, before fees and expenses correspond generally to the performance of the New Age Alpha U.S. Large-Cap ESG Index℠.

Averge Annual Total Return through May 31, 2022*, as compared to its benchmarks:	Six Month	1 Year	Since
	Return	Return	Inception****
AVDR US LargeCap ESG ETF (NAV)	-12.04%	-2.20%	8.47%
AVDR US LargeCap ESG ETF (Market Price)	-12.13%	-2.34%	8.39%
S&P 500® ESG Index **	-8.80%	2.42%	11.06%
New Age Alpha U.S. Large-Cap ESG Index℠ ***	-11.87%	-1.69%	9.29%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s investment objectives, risks, charges, and expenses must be considered carefully before investing. The Fund’s advisor has contractually agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses for the Fund (excluding (i) interest; (ii) taxes; (iii) brokerage fees and commissions; (iv) other extraordinary expenses not incurred in the ordinary course of the Fund’s business; (v) dividend expense on short sales; and (vi) indirect expenses such as acquired fund fees and expenses (if any)) do not exceed 0.60% of the average daily net assets of the Fund through March 31, 2023 (the “Expense Limitation”). The Fund’s total gross operating expenses, per the most recent prospectus is 11.30% and the net operating expense is 0.60%.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing exchange traded fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

**	The S&P® 500 ESG Index is a broad based, market-cap-weighted index that is designed to measure the performance of securities meeting environmental, good corporate governance, and sustainability criteria, while maintaining similar overall industry group weights as the S&P 500® Index.

***	The New Age Alpha U.S. Large-Cap ESG Index℠ consists of the top 50 stocks (and REITs) in the ESG Selection Universe (comprised of the 600 stocks with the largest free-float market-capitalization with a minimum of $10 million six-month average daily trading value and a minimum stock price of $3.00 in the Refinitiv U.S. Total Return Index) as ranked by using the H-Factor Score, ESG rating provided by Refinitiv®, and other rules-based criteria as defined by the ESG Index methodology.

****	Inception date is December 29, 2020.

Portfolio Composition as of May 31, 2022	% of Net Assets	Top Ten Holdings as of May 31, 2022	% of Net Assets
Technology	29.3%	Amazon.com, Inc.	13.1%
Health Care	22.7%	Microsoft Corporation	12.7%
Consumer Discretionary	15.7%	Johnson & Johnson	6.5%
Consumer Staples	11.2%	NVIDIA Corporation	6.4%
Financials	7.6%	Walmart, Inc.	4.6%
Energy	5.7%	Chevron Corporation	4.4%
Industrials	2.4%	JPMorgan Chase & Company	4.2%
Materials	2.3%	AbbVie, Inc.	3.6%
Real Estate	1.7%	PepsiCo, Inc.	3.2%
Utilities	1.3%	Abbott Laboratories	2.9%
Other assets in excess of liabilities	0.1%
	100.0%

Please refer to the Schedule of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

AVDR US LargeCap Leading ETF

Portfolio Review (Unaudited)

May 31, 2022

The Fund’s Invesment objective is to provide investment results that, before fees and expenses correspond generally to the performance of the New Age Alpha U.S. Large-Cap Leading 50 Index℠.

Averge Annual Total Return through May 31, 2022*, as compared to its benchmarks:	Six Month	1 Year	Since
	Return	Return	Inception****
AVDR US LargeCap Leading ETF (NAV)	-14.03%	-8.74%	4.25%
AVDR US LargeCap Leading ETF (Market Price)	-14.10%	-8.84%	4.17%
S&P® 500 Index **	-8.85%	-0.30%	9.12%
New Age Alpha U.S Large-Cap Leading 50 Index℠ ***	-13.80%	-8.23%	4.84%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s investment objectives, risks, charges, and expenses must be considered carefully before investing. The Fund’s advisor has contractually agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses for the Fund (excluding (i) interest; (ii) taxes; (iii) brokerage fees and commissions; (iv) other extraordinary expenses not incurred in the ordinary course of the Fund’s business; (v) dividend expense on short sales; and (vi) indirect expenses such as acquired fund fees and expenses (if any)) do not exceed 0.60% of the average daily net assets of the Fund through March 31, 2023 (the “Expense Limitation”). The Fund’s total gross operating expenses, per the most recent prospectus is 3.87% and the net operating expense is 0.60%.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing exchange traded fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

**	The S&P® 500 Index, is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an index.

***	The New Age Alpha U.S. Large-Cap Leading 50 Index℠ consists of the top 50 U.S. stocks in the S&P 500® Index as ranked by using the H-Factor Score and other rules-based criteria as defined by the Large-Cap Index methodology.

****	Inception date is December 29, 2020.

Comparison of the Change in Value of a $10,000 Investment

	% of Net		% of Net
Portfolio Composition as of May 31, 2022	Assets	Top Ten Holdings as of May 31, 2022	Assets
Technology	28.4%	Citigroup, Inc.	2.4%
Financials	12.2%	American Tower Corporation	2.4%
Health Care	10.8%	United Airlines Holdings, Inc.	2.3%
Consumer Staples	9.0%	Catalent, Inc.	2.3%
Communications	8.0%	Netflix, Inc.	2.3%
Industrials	7.9%	Broadridge Financial Solutions, Inc.	2.2%
Consumer Discretionary	6.2%	NVIDIA Corporation	2.2%
Real Estate	4.0%	T-Mobile US, Inc.	2.2%
Energy	4.0%	Equifax, Inc.	2.2%
Materials	3.9%	Juniper Networks, Inc.	2.2%
Utilities	3.8%
Communication Services	1.6%
Other assets in excess of liabilities	0.2%
	100.0%

Please refer to the Schedule of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

AVDR US LARGECAP ESG ETF

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.9%
	Consumer Discretionary - 15.7%
538	Amazon.com, Inc.(a)	$1,293,454
896	Lowe’s Companies, Inc.	174,989
450	Marriott International, Inc., Class A	77,211
		1,545,654
	Consumer Staples - 11.2%
1,151	Colgate-Palmolive Company	90,710
463	Kellogg Company	32,290
1,000	Kroger Company (The)	52,970
1,899	PepsiCo, Inc.	318,557
637	Target Corporation	103,118
1,185	Walgreens Boots Alliance, Inc.	51,939
3,496	Walmart, Inc.	449,690
		1,099,274
	Energy - 5.7%
2,484	Chevron Corporation	433,855
3,113	Kinder Morgan, Inc.	61,295
660	Phillips 66	66,535
		561,685
	Financials - 7.6%
2,666	Citigroup, Inc.	142,391
472	Goldman Sachs Group, Inc. (The)	154,273
3,157	JPMorgan Chase & Company	417,450
504	State Street Corporation	36,535
		750,649
	Health Care - 22.7%
2,403	Abbott Laboratories	282,256
2,426	AbbVie, Inc.	357,520
412	Agilent Technologies, Inc.	52,555
331	Anthem, Inc.	168,681
2,922	Bristol-Myers Squibb Company	220,465
1,801	CVS Health Corporation	174,247
998	Danaher Corporation	263,292
174	Humana, Inc.	79,036

AVDR US LARGECAP ESG ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.9% (Continued)
	Health Care - 22.7% (Continued)
3,567	Johnson & Johnson	$640,383
		2,238,435
	Industrials - 2.4%
782	3M Company	116,744
99	United Rentals, Inc.(a)	29,520
570	Waste Management, Inc.	90,351
		236,615
	Materials - 2.3%
305	Air Products and Chemicals, Inc.	75,079
254	Alcoa Corporation	15,677
349	International Flavors & Fragrances, Inc.	46,127
1,090	Newmont Corporation	73,956
134	Owens Corning	12,808
		223,647
	Real Estate - 1.7%
740	Healthpeak Properties, Inc.	21,971
1,017	Prologis, Inc.	129,646
236	Regency Centers Corporation	16,098
		167,715
	Technology - 29.3%
574	Automatic Data Processing, Inc.	127,968
160	Broadridge Financial Solutions, Inc.	23,395
379	Cadence Design Systems, Inc.(a)	58,264
5,702	Cisco Systems, Inc.	256,876
1,447	HP, Inc.	56,201
5,614	Intel Corporation	249,374
444	Juniper Networks, Inc.	13,622
4,584	Microsoft Corporation	1,246,252
3,394	NVIDIA Corporation	633,728
1,266	Texas Instruments, Inc.	223,778
		2,889,458
	Utilities - 1.3%
265	DTE Energy Company	35,168
524	Edison International	36,633

AVDR US LARGECAP ESG ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.9% (Continued)
	Utilities - 1.3% (Continued)
748	Xcel Energy, Inc.	$56,354
		128,155

	TOTAL COMMON STOCKS (Cost $10,009,776)	9,841,287

	TOTAL INVESTMENTS - 99.9% (Cost $10,009,776)	$9,841,287
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%	14,340
	NET ASSETS - 100.0%	$9,855,627

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

AVDR US LARGECAP LEADING ETF

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.8%
	Communication Services - 1.6%
2,250	Meta Platforms, Inc., Class A(a)	$435,690

	Communications - 8.0%
235	Alphabet, Inc., Class C(a)	535,983
3,181	Netflix, Inc.(a)	628,057
4,639	T-Mobile US, Inc.(a)	618,332
4,109	Walt Disney Company (The)(a)	453,798
		2,236,170
	Consumer Discretionary - 6.2%
226	Amazon.com, Inc.(a)	543,347
2,023	Home Depot, Inc. (The)	612,464
3,342	Marriott International, Inc., Class A	573,420
		1,729,231
	Consumer Staples - 9.0%
17,166	Conagra Brands, Inc.	564,589
5,415	McCormick & Company, Inc.	502,079
3,910	Procter & Gamble Company (The)	578,211
2,567	Target Corporation	415,546
3,455	Walmart, Inc.	444,417
		2,504,842
	Energy - 4.0%
29,994	Kinder Morgan, Inc.	590,582
8,074	ONEOK, Inc.	531,673
		1,122,255
	Financials - 12.2%
2,258	Chubb Ltd.	477,093
12,722	Citigroup, Inc.	679,482
2,138	Everest Re Group Ltd.	603,985
6,169	Globe Life, Inc.	601,909
1,564	Goldman Sachs Group, Inc. (The)	511,193
3,860	JPMorgan Chase & Company	510,408
		3,384,070
	Health Care - 10.8%
4,898	Abbott Laboratories	575,319

AVDR US LARGECAP LEADING ETF SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	Health Care - 10.8% (Continued)
1,175	Anthem, Inc.	$598,792
6,277	Catalent, Inc.(a)	646,907
5,729	CVS Health Corporation	554,281
9,459	Gilead Sciences, Inc.	613,416
		2,988,715
	Industrials - 7.9%
5,461	Expeditors International of Washington, Inc.	594,375
1,134	Roper Technologies, Inc.	501,727
13,593	United Airlines Holdings, Inc.(a)	647,435
2,934	Waste Management, Inc.	465,068
		2,208,605
	Materials - 3.9%
7,805	Sealed Air Corporation	485,315
3,691	Vulcan Materials Company	608,535
		1,093,850
	Real Estate - 4.0%
2,615	American Tower Corporation, A	669,780
5,905	Equity Residential	453,681
		1,123,461
	Technology - 28.4%
3,580	Apple, Inc.	532,847
2,628	Automatic Data Processing, Inc.	585,886
1,052	Broadcom, Inc.	610,297
4,260	Broadridge Financial Solutions, Inc.	622,897
3,163	Cadence Design Systems, Inc.(a)	486,248
3,048	Equifax, Inc.	617,464
1,900	Gartner, Inc.(a)	498,560
20,109	Juniper Networks, Inc.	616,945
6,119	Micron Technology, Inc.	451,827
2,221	Microsoft Corporation	603,823
2,252	Motorola Solutions, Inc.	494,854
7,104	NetApp, Inc.	511,133
3,322	NVIDIA Corporation	620,284

AVDR US LARGECAP LEADING ETF SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	Technology - 28.4% (Continued)
8,356	Oracle Corporation	$600,964
		7,854,029
	Utilities - 3.8%
11,011	NRG Energy, Inc.	506,946
7,264	Xcel Energy, Inc.	547,270
		1,054,216
	TOTAL COMMON STOCKS (Cost $29,837,696)	27,735,134
	TOTAL INVESTMENTS - 99.8% (Cost $29,837,696)	$27,735,134
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%	51,978
	NET ASSETS - 100.0%	$27,787,112

ETF	- Exchange-Traded Fund
LTD	- Limited Company
REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

AVDR ETFs

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)

May 31, 2022

	AVDR US LargeCap ESG ETF	AVDR US LargeCap Leading ETF
ASSETS
Investment securities, at value (Cost $10,009,776 and $29,837,696)	$9,841,287	$27,735,134
Cash	94,118	138,101
Receivable for investments sold	1,643,184	9,014,648
Dividend receivable	16,141	23,341
Receivable due from Adviser	21,772	16,905
TOTAL ASSETS	11,616,502	36,928,129

LIABILITIES
Payable for investments purchased	1,720,509	9,102,043
Payable to related parties	8,903	8,195
Accrued expenses and other liabilities	31,463	30,779
TOTAL LIABILITIES	1,760,875	9,141,017
NET ASSETS	$9,855,627	$27,787,112

Composition of Net Assets:
Paid in capital	$10,032,854	$32,811,383
Accumulated Losses	(177,227)	(5,024,271)
NET ASSETS	$9,855,627	$27,787,112

Net Asset Value Per Share:
Shares:
Net Assets	$9,855,627	$27,787,112
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	354,000	1,050,000
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$27.84	$26.46

See accompanying notes to financial statements.

AVDR ETFs

STATEMENTS OF OPERATIONS (Unaudited)

For the Six Months Ended May 31, 2022

	AVDR US LargeCap ESG ETF	AVDR US LargeCap Leading ETF
INVESTMENT INCOME
Dividend Income (Foreign withholding tax $0 and $0)	$36,571	$230,045
TOTAL INVESTMENT INCOME	36,571	230,045

EXPENSES
Advisory fees	7,013	64,474
Trustees fees and expenses	34,308	35,241
Legal fees	20,128	20,130
Transfer agent fees	11,864	12,630
Custodian fees	10,050	14,483
Compliance officer fees	8,036	10,529
Audit fees	7,631	7,631
Administrative services fees	7,256	57,547
Insurance expense	5,460	5,460
Printing and postage expenses	944	1,356
Other expenses	3,339	160
TOTAL EXPENSES	116,029	229,641
Less: Fees waived and expenses reimbursed by the Adviser	(105,388)	(133,003)
NET EXPENSES	10,641	96,638

NET INVESTMENT INCOME	25,930	133,407

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized loss from investments	(93,674)	(2,126,695)
Net realized gain (loss) from redemptions in-kind	108,688	(15,439)
Net change in unrealized depreciation on investments	(321,104)	(3,087,671)
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(306,090)	(5,229,805)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(280,160)	$(5,096,398)

See accompanying notes to financial statements.

AVDR ETFs

STATEMENT OF CHANGES IN NET ASSETS

	AVDR US	AVDR US
	LargeCap ESG ETF	LargeCap ESG ETF
	For the Six Months Ended	For the Period Ended
	May 31, 2022	November 30, 2021 *
	(Unaudited)
INCREASE IN NET ASSETS FROM OPERATIONS
Net investment income	$25,930	$17,531
Net realized loss on investments	(93,674)	(47,149)
Net realized gain from redemptions in-kind	108,688	279,444
Net change in unrealized appreciation (depreciation) on investments	(321,104)	152,615
Net increase (decrease) in net assets resulting from operations	(280,160)	402,441

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid	(20,042)	-
Total distributions to shareholders	(20,042)	-

SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	9,091,444	4,948,520
Payments for shares redeemed	(1,455,831)	(2,930,745)
Net increase from shares of beneficial interest transactions	7,635,613	2,017,775

NET INCREASE IN NET ASSETS	7,335,411	2,420,216

NET ASSETS
Beginning of period	2,520,216	100,000 (a)
End of period	$9,855,627	$2,520,216

SHARE ACTIVITY
Shares Sold	325,000	175,000
Shares Redeemed	(50,000)	(100,000)
Net increase in shares of beneficial interest outstanding	275,000	75,000

*	The AVDR US LargeCap ESG ETF commenced operations on December 29, 2020.

(a)	Beginning capital of $100,000 was contributed by fund management at New Age Alpha Advisors, LLC, investment advisor to the Fund, in exchange for 4,000 shares of the Fund in connection with the seeding of the Trust.

See accompanying notes to financial statements.

AVDR ETFs

STATEMENT OF CHANGES IN NET ASSETS

	AVDR US	AVDR US
	LargeCap Leading ETF	LargeCap Leading ETF
	For the Six Months Ended	For the Period Ended
	May 31, 2022	November 30, 2021 *
	(Unaudited)
INCREASE IN NET ASSETS FROM OPERATIONS
Net investment income	$133,407	$46,004
Net realized loss on investments	(2,126,695)	(894,205)
Net realized gain (loss) from redemptions in-kind	(15,439)	890,667
Net change in unrealized appreciation (depreciation) on investments	(3,087,671)	985,109
Net increase (decrease) in net assets resulting from operations	(5,096,398)	1,027,575

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid	(64,785)	-
Total distributions to shareholders	(64,785)	-

SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	4,548,602	38,102,654
Payments for shares redeemed	(3,986,040)	(6,744,496)
Net increase from shares of beneficial interest transactions	562,562	31,358,158

NET INCREASE (DECREASE) IN NET ASSETS	(4,598,621)	32,385,733

NET ASSETS
Beginning of Period	32,385,733	-
End of Period	$27,787,112	$32,385,733

SHARE ACTIVITY
Shares Sold	150,000	1,275,000
Shares Redeemed	(150,000)	(225,000)
Net increase in shares of beneficial interest outstanding	-	1,050,000

*	The AVDR US LargeCap Leading ETF commenced operations on December 29, 2020.

See accompanying notes to financial statements.

AVDR US LargeCap ESG ETF

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Periods Presented

	For the
	Six Months Ended	For the Period Ended
	May 31, 2022	November 30, 2021 (1)
	(Unaudited)
Net asset value, beginning of period	$31.90	$25.00

Increase (Decrease) from investment operations:
Net investment income (2)	0.21	0.28
Net realized and unrealized gain (loss) on investments	(4.02)	6.62
Total from investment operations	(3.81)	6.90

Less distributions from:
Net investment income	(0.25)	-
Total distributions	(0.25)	-

Net asset value, end of period	$27.84	$31.90

Market price, end of period	$27.81	$31.90

Total return (3)(4)(5)	(12.04)%	27.60%

Market price total return (3)(4)(5)	(12.13)%	27.60%

Net assets, end of period (000s)	$9,856	$2,520

Ratios/Supplemental Data:

Ratio of gross expenses to average net assets (6)(7)	6.52%	11.30%

Ratio of net expenses to average net assets (6)(8)	0.60%	0.60%

Ratio of net investment income to average net assets (6)(9)	1.46%	1.03%

Portfolio Turnover Rate (4)(10)	53%	69%

(1)	The AVDR US LargeCap ESG ETF commenced operations on December 29, 2020.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates. Total return would have been lower absent of fee waiver/expense reimbursement.
(4)	Not annualized.
(5)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value in financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(6)	Annualized for periods less than one full year.
(7)	Represents the ratio of expenses to average net assets absent of fee waivers and/or expense reimbursements by the Adviser.
(8)	Represents the ratio of expenses to average net assets inclusive of fee waivers and/or expense reimbursements by the Adviser.
(9)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the fund invests.
(10)	Portfolio turnover rate excludes securities received or delivered from in-kind transaction.

See accompanying notes to financial statements.

AVDR US LargeCap Leading ETF

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Periods Presented

	For the
	Six Months Ended	For the Period Ended
	May 31, 2022	November 30, 2021 (1)
	(Unaudited)
Net asset value, beginning of period	$30.84	$25.00

Increase (Decrease) from investment operations:
Net investment income (2)	0.12	0.15
Net realized and unrealized gain (loss) on investments	(4.44)	5.69
Total from investment operations	(4.32)	5.84

Less distributions from:
Net investment income	(0.06)	-
Total distributions	(0.06)	-

Net asset value, end of period	$26.46	$30.84

Market price, end of period	$26.44	$30.84

Total return (3)(4)(5)	(14.04)%	23.36%

Market price total return (3)(4)(5)	(14.10)%	23.36%

Net assets, at end of period (000s)	$27,787	$32,386

Ratios/Supplemental Data:

Ratio of gross expenses to average net assets (6)(7)	1.42%	3.87%

Ratio of net expenses to average net assets (6)(8)	0.60%	0.60%

Ratio of net investment income to average net assets (6)(9)	0.83%	0.54%

Portfolio Turnover Rate (4)(10)	57%	153%

(1)	The AVDR US LargeCap Leading ETF commenced operations on December 29, 2020.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates. Total return would have been lower absent fee waiver/expense reimbursement.
(4)	Not annualized.
(5)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value in financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(6)	Annualized for periods less than one full year.
(7)	Represents the ratio of expenses to average net assets absent of fee waivers and/or expense reimbursements by the Adviser.
(8)	Represents the ratio of expenses to average net assets inclusive of fee waivers and/or expense reimbursements by the Adviser.
(9)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the fund invests.
(10)	Portfolio turnover rate excludes securities received or delivered from in-kind transaction.

See accompanying notes to financial statements.

AVDR ETFs

NOTES TO FINANCIAL STATEMENTS (Unaudited)

May 31, 2022

(1)	ORGANIZATION

The AVDR US LargeCap ESG ETF (“LargeCap ESG Fund”) and AVDR US LargeCap Leading ETF (“LargeCap Leading Fund”) (each a “Fund” and collectively, the “Funds”) are each a series of the New Age Alpha Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on December 5, 2018, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The LargeCap ESG Fund commenced operations on December 29, 2020. The LargeCap ESG Fund’s investment objective is to provide investment results that, before fees and expenses, correspond generally to the performance of the New Age Alpha U.S. Large-Cap ESG IndexSM (the “ESG Index”). The LargeCap Leading Fund commenced operations on December 29, 2020. The LargeCap Leading Fund’s investment objective is to provide investment results that, before fees and expenses, correspond generally to the performance of the New Age Alpha U.S. Large-Cap Leading 50 IndexSM (the “Large-Cap Index”). The LargeCap ESG Fund is a non-diversified series of the Trust and the LargeCap Leading Fund is a diversified series of the Trust. New Age Alpha Advisors, LLC, the Funds’ investment advisor (the “Adviser”), owns 1% of the LargeCap ESG Fund and 47% of the LargeCap Leading Fund. The LargeCap ESG Fund and the LargeCap Leading Fund each currently offer one class of shares that has no front-end sales load, no deferred sales charge and no redemption fee. The LargeCap ESG Fund and the LargeCap Leading Fund may issue an unlimited number of shares (“Shares”) of beneficial interest, with no par value. All shares of the LargeCap ESG Fund and the LargeCap Leading Fund have equal rights and privileges.

(2)	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Trust is an investment company and accordingly the Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

Security Valuation – The Trust relies on certain security pricing services to provide current market values for each Fund’s portfolio securities. These security pricing services value equity securities (including foreign equity securities) traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there is no reported sale on the principal exchange and in the case of over-the-counter securities, equity securities are valued at a bid price estimated by the security pricing service. Debt securities traded on a national securities exchange or in the over the-counter market are valued at the last reported sales price on the principal exchange. If there is no reported sale on the principal exchange, and for all other debt securities, including zero-coupon securities, debt securities are valued at a bid price estimated by the security pricing service. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect as of the close of the Exchange (generally 4:00 p.m., Eastern Time) on the day the value of the foreign security is determined. Options contracts are generally valued at the mean of the bid and asked price as reported on the highest-volume exchange (in terms of the number of option contracts traded for that issue) on which such options are traded. Short-term investments with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost. Investments in other open-end investment companies are valued at net asset value (“NAV”) (except exchange traded funds (“ETFs”) which are valued consistent with the pricing process for equity securities). In certain limited circumstances such as when a security’s closing price versus the prior day’s closing price exceeds a defined variance tolerance, or when a security’s closing price is unchanged as compared to the prior day’s closing price, a financial intermediary’s good faith determination of the fair value of a security or option may be used instead of its current market value, even if the security’s market price is readily available.

AVDR ETFs

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

May 31, 2022

Fair Valuation Process – In unusual circumstances, securities may be valued at their fair value as determined in good faith by the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly.

Securities for which market quotations are not readily available are valued at their “fair value” pursuant to the Procedures. Market quotations may not be readily available if: (1) a portfolio security is not traded in a public market or the principal market in which the security trades are closed: (2) trading in a portfolio security is suspended and not resumed prior to the normal market close; (3) a portfolio security is not traded in significant volume for a substantial period; or (4) the value of a portfolio security has been materially affected by events occurring after the close of the market on which the security is principally traded, or (5) the Adviser determines that the quotation or price for a portfolio security provided by an independent pricing source is inaccurate. The securities of smaller companies in which each Fund may invest may be susceptible to fair valuation since these securities may be thinly traded and less liquid than their larger counterparts. Similarly, a Fund’s investments in foreign securities are more likely to require a fair value determination because, among other things, events may occur between the closure of the foreign market and the time that the Fund calculates its NAV that affect the reported market value of these securities. Securities will also be valued at fair value when market quotations are deemed unreliable, such as when a security’s value or meaningful portion of a Fund’s portfolio is believed to have been materially affected by a significant event. Such events may include a natural disaster, an economic event like a bankruptcy filing, a trading halt in a security, an unscheduled early market close or a substantial fluctuation in domestic and foreign markets that has occurred between the close of the principal exchange and the Exchange. In such a case, the value for a security is likely to be different from the last quoted market price. In addition, due to the subjective and variable nature of fair market value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset’s sale.

Valuation of Underlying Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Investment companies are valued at their respective net asset values as reported by such investment companies. Open-end investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds. The shares of many closed-end investment companies and ETFs, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or ETF purchased by the Funds will not change.

The Funds utilize various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

AVDR ETFs

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

May 31, 2022

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of May 31, 2022 for the Funds’ assets and liabilities measured at fair value:

AVDR US LargeCap ESG ETF

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$9,841,287	$-	$-	$9,841,287
Total	$9,841,287	$-	$-	$9,841,287

AVDR US LargeCap Leading ETF

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$27,735,134	$-	$-	$27,735,134
Total	$27,735,134	$-	$-	$27,735,134

The Funds did not hold any Level 2 or 3 securities during the period.

*	Refer to the Schedule of Investments for portfolio composition.

Security Transactions and Related Income

Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Each Fund will declare and distribute dividends from net investment income, if any, and will distribute its net realized capital gains, if any, at least annually.

Federal Income Taxes

The Funds intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no provision for federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax position and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on the Funds’ open tax return for November 30, 2021 and expected to be taken on the Funds’ November 30, 2022 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal, Delaware, and foreign jurisdictions where the Funds make significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expenses, in the Statements of Operations. For the six months ended May 31, 2022, the Funds did not incur any interest or penalties.

AVDR ETFs

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

May 31, 2022

Expenses

Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund. Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Funds in the Trust.

Indemnification

The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

Distributions from Real Estate Investment Trusts (“REITs”)

Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available.

(3)	INVESTMENT TRANSACTIONS

For the six months ended May 31, 2022, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments), amounted to $1,958,232 and $1,980,430, respectively, for the LargeCap ESG Fund and $18,117,117 and $20,169,066, respectively, for the LargeCap Leading Fund. For the six months ended May 31, 2022, cost of purchases and proceeds from sales for in-kind transactions for the LargeCap ESG Fund and the LargeCap Leading Fund amounted to $9,019,182 and $1,341,934 and $4,540,130 and $3,953,630 respectively.

(4)	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Pursuant to an Investment Advisory Agreement with the Funds, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, each Fund pays the Adviser a fee computed and accrued daily and paid quarterly, based on the Fund’s average daily net assets and is computed at the annual rate of 0.40% for the LargeCap ESG Fund and 0.40% for the LargeCap Leading Fund. For the six months ended May 31, 2022, the Adviser earned advisory fees of $7,013,and $64,474 for the LargeCap ESG Fund and the LargeCap Leading Fund, respectively. The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of the date of this financial statement, the Adviser owned 1% of the outstanding shares of the LargeCap ESG Fund and 47% of the outstanding shares of the LargeCap Leading Fund.

The Adviser has engaged Vident Investment Advisory, LLC to serve as investment sub-adviser (“Sub-Adviser” or “Vident”) to the Funds. The Sub-Adviser, with respect to the portion of the Funds’ assets allocated to the Sub-Adviser, is responsible for selecting investments and assuring that investments are made in accordance with the Funds investment objective, policies, and restrictions. The Adviser compensates the Sub-Adviser for its services from the management fees received from the Funds, which are computed and accrued daily and paid quarterly and do not impact the financial statements of the Funds.

AVDR ETFs

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

May 31, 2022

The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses for the Funds (excluding (i) interest; (ii) taxes; (iii) brokerage fees and commissions; (iv) other extraordinary expenses not incurred in the ordinary course of the Funds business; (v) dividend expense on short sales; and (vi) indirect expenses such as acquired fund fees and expenses (if any)) do not exceed 0.60% of the average daily net assets of the Funds through March 31, 2023 (the “Expense Limitation”). The Expense Limitation is expected to continue from year to year thereafter. During any fiscal year that the Investment Advisory Agreement (the “Advisory Agreement”) between the Adviser and the Trust is in effect, the Adviser may recoup the sum of all fees previously waived or expenses reimbursed, less any reimbursement previously paid, provided that the Adviser is only permitted to recoup fees or expenses within 36 months from the date the fee waiver or expense reimbursement first occurred and provided further that such recoupment can be achieved within the Expense Limitation Agreement currently in effect and the Expense Limitation Agreement in place when the waiver/reimbursement occurred. This Expense Limitation Agreement may not be terminated by the Adviser prior to its expiration date, but the Board may terminate such agreement at any time. The Expense Limitation Agreement terminates automatically upon the termination of the Advisory Agreement with the Adviser. During the six months ended May 31, 2022, the LargeCap ESG Fund and the LargeCap Leading Fund waived $7,013 and $64,474, respectively, in advisory fees pursuant to the Expense Limitation Agreement. During the six months ended May 31, 2022, the LargeCap ESG Fund and the LargeCap Leading Fund reimbursed $98,375 and $68,529, respectively, in expenses pursuant to the Expense Limitation Agreement. Subject to the conditions described above, the Adviser can recoup previously waived fees and reimbursed expenses of $181,575 and $279,707 until November 30, 2024 for the LargeCap ESG Fund and the LargeCap Leading Fund, respectively.

All organizational and offering costs for the Funds will be borne by the Adviser, New Age Alpha Advisors, LLC, and are not subject to reimbursement.

The Funds have entered into an ETF Distribution Agreement with Northern Lights Distributors, LLC (the “Distributor” or “NLD”) whereby NLD provides distribution services to the Funds. For the provision of these services, the Adviser has agreed to pay NLD customary fees for the Funds. In addition, certain affiliates of NLD provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“Ultimus”) – Ultimus, an affiliate of the Distributor, provides administration and fund accounting services to the Funds. Pursuant to a separate servicing agreement with Ultimus, the Funds pay Ultimus customary fees for providing administration and fund accounting services to the Funds. Certain officers of the Trust are also officers of Ultimus and are not paid any fees directly by the Funds for serving in such capacities. The fees incurred for these services are included in Administrative Services Fees on the Statements of Operations.

Blu Giant, LLC (“Blu Giant”), Blu Giant, an affiliate of Ultimus and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

(5)	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 25,000 shares. Only Authorized Participants or transactions done through an Authorized Participant are permitted to purchase or redeem Creation Units from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Fund may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Funds in effecting trades. A fixed fee payable to the Custodian may be imposed on each creation and

AVDR ETFs

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

May 31, 2022

redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). Transactions in capital shares for the Funds are disclosed in the Statements of Changes in Net Assets.

The Transaction Fees for the Fund are listed in the table below:

Fee for In-Kind and Cash Purchases	Maximum Additional Variable Charge for Cash Purchases*
$300	2.00%

*	As a percentage of the amount invested.

During the six months ended May 31, 2022, the LargeCap ESG Fund and the LargeCap Leading Fund incurred a total amount of fixed fees of $3,000 and $2,400, respectively.

(6)	PRINCIPAL INVESTMENT RISKS

The Funds’ investments in securities, financial instruments and derivatives expose it to various risks, certain of which are discussed below. Please refer to the Funds’ prospectus and statement of additional information for a more full listing of risks associated with the Funds’ investments which include, but are not limited to, equity securities risk, index methodology risk, ETF shares trading risk, market risk, new fund risk and REIT risk.

Equity Securities Risk: Equity securities include common stocks and other equity and equity-related securities (and securities convertible into stocks). The prices of equity securities generally fluctuate in value more than fixed-income investments, may rise or fall rapidly or unpredictably and may reflect real or perceived changes in the issuing company’s financial condition and changes in the overall market or economy. A decline in the value of equity securities held by the Funds will adversely affect the value of your investment in the Funds. Common stocks generally represent the riskiest investment in a company and dividend payments (if declared) to preferred stockholders generally rank junior to payments due to a company’s debtholders. The Funds may lose a substantial part, or even all, of their investment in a company’s stock.

Index Methodology Risk: There is no assurance that an index methodology will successfully identify companies with low H-Factor (underpriced) or high H-Factor (overpriced) Scores or a Fund’s Index will outperform the performance of other indices based on different methodologies. Errors in respect of the quality, accuracy and completeness of the data may occur from time to time and may not be identified and corrected for a period of time. Therefore, gains, losses or costs associated with an Index’s errors will generally be borne by a Fund and its shareholders. For example, during a period where a Fund’s Index contains incorrect constituents, a Fund would have market exposure to such constituents and would be underexposed to an Index’s other constituents. As such, errors may result in a negative or positive performance impact to a Fund and its shareholders. Shareholders should understand that any gains from Index errors will be kept by a Fund and its shareholders and any losses will be borne by a Fund and its shareholders. Where a Fund’s Index is rebalanced and the Fund in turn rebalances its portfolio to bring it in line with its Index, any transaction costs and market exposure arising from such portfolio rebalancing will be borne directly by a Fund and its shareholders. Therefore, errors and additional rebalances carried out by the Adviser with respect to a Fund’s Index may increase the costs and market exposure risk of a Fund.

ETF Shares Trading Risks: Shares are listed for trading on Cboe BZX Exchange, Inc. (the “Exchange”) and are bought and sold in the secondary market at market prices. The market prices of Shares are expected to fluctuate, in some cases materially, in response to changes in the Funds NAV, the intraday value of the Funds holdings and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below or at their NAV. Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active

AVDR ETFs

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

May 31, 2022

trading market for the Shares (including through a trading halt), as well as other factors, may result in the Shares trading significantly above (at a premium) or below (at a discount) to NAV or to the intraday value of the Funds holdings. During such periods, you may incur significant losses if you sell your Shares. The securities held by the Funds may be traded in markets that close at a different time than the Exchange. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the Exchange is open but after the applicable market closing, fixing or settlement times, bid-ask spreads on the Exchange and the corresponding premium or discount to the Shares’ NAV may widen.

Market Risk: Markets can decline in value sharply and unpredictably. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region, or financial market. Securities in the Funds’ portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on the U.S. financial market. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on the U.S. financial market. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Funds investment. Therefore, the Funds could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions you could lose your entire investment.

New Fund Risk - The Funds are recently formed (approximately one year ago), which may result in additional risk. There can be no assurance that the Funds will grow to an economically viable size, in which case the Funds may cease operations. In such an event, investors may be required to liquidate or transfer their investments at an inopportune time.

REIT Risk - The value of a REIT can depend on the structure of and cash flow generated by the REIT. REITs whose investments are concentrated in a limited number or type of properties, investments or narrow geographic area are subject to the risks affecting those properties or areas to a greater extent than a REIT with less concentrated investments. REITs are also subject to certain provisions under federal tax law. In addition, REITs may have expenses, including advisory and administration expenses, and the Fund and its shareholders will incur its pro rata share of the underlying expenses.

(7)	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The cost of investments noted on the Statements of Assets and Liabilities represents cost for financial reporting purposes. Aggregate cost of investments for federal tax purposes is $10,009,645 and $29,838,413, respectively for the LargeCap ESG Fund and the LargeCap Leading Fund and differs from market value by net unrealized appreciation/ depreciation.

	LargeCap ESG Fund	LargeCap Leading Fund
Gross unrealized appreciation	$124,147	$609,704
Gross unrealized depreciation	(292,504)	(2,712,983)
Net unrealized depreciation	$(168,357)	$(2,103,279)

There were no Fund distributions for the period ended November 30, 2021.

AVDR ETFs

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

May 31, 2022

As of November 30, 2021, the components of distributable earnings/(accumulated deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Post October Loss and Late Year Loss	Capital Loss Carry Forwards	Other Book/Tax Differences	Unrealized Appreciation/ (Depreciation)	Total Distributable Earnings/ (Accumulated Deficits)

LargeCap ESG Fund	$17,297	$-	$-	$(47,068)	$-	$152,746	$122,975
LargeCap Leading Fund	43,792	-	-	(891,272)	-	984,392	136,912

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized gains/(losses), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales and adjustments for C-Corporation return of capital distributions.

At November 30, 2021, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring Short-Term	Non-Expiring Long-Term	Total	CLCF Utilized
LargeCap ESG Fund	$47,068	$-	$47,068	$-
LargeCap Leading Fund	891,272	-	891,272	-

Permanent book and tax differences, primarily attributable book/tax basis treatment of realized gain (loss) on in-kind redemptions and non-deductible expenses, resulted in reclassifications for the Funds for the period ended November 30, 2021 as follows:

	Paid In Capital	Accumulated Earnings (Losses)
LargeCap ESG Fund	$279,466	$(279,466)
LargeCap Leading Fund	890,663	(890,663)

(8)	SUBSEQUENT EVENTS

Subsequent events after the Statements of Assets and Liabilities date have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions other than the below occurred requiring adjustment or disclosure in the financial statements.

New Age Alpha Trust announced on June 17, 2022 the impending closure and liquidation of the AVDR US LargeCap Leading ETF (CBOE: AVDR) and the AVDR US LargeCap ESG ETF (CBOE: AVDG). The New Age Alpha Trust Board of Trustees approved the closing and subsequent liquidation of AVDR and AVDG. Each Fund’s last day of trading was July 11, 2022, which was also the final day for creations or redemptions by authorized participants. Each Fund ceased operations, liquidated their assets, and distributed the liquidation proceeds to shareholders of record on July 18, 2022. The Trust and each of its series was terminated on July 19, 2022. The Trust’s website (www.newagealphaetfs.com) was shut down on July 19, 2022 and the Trust’s phone number (1-888-559-7146) was shut down shortly after the Trust was terminated. Questions following the Trust’s termination can be directed to New Age Alpha Advisors, LLC at (212) 922-2699.

AVDR ETFs

EXPENSE EXAMPLES (Unaudited)

May 31, 2022

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs for purchasing and selling shares; and (2) ongoing costs, including management fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds or exchange traded funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2021 to May 31, 2022 (the “period”).

Actual Expenses

The “Actual Expenses” lines in the table below provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account uring this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds’ and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions on purchases or sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Actual	Beginning Account Value 12/1/21	Ending Account Value 5/31/22	Expenses Paid During Period 12/1/21-5/31/22*	Expense Ratio During the Period 12/1/21-5/31/22
AVDR US LargeCap ESG ETF	$1,000.00	$879.60	$2.81	0.60%
AVDR US LargeCap Leading ETF	1,000.00	859.70	2.78	0.60%

Hypothetical (5% return before expenses)	Beginning Account Value 12/1/21	Ending Account Value 5/31/22	Expenses Paid During Period 12/1/21-5/31/22*	Expense Ratio During the Period 12/1/21-5/31/22
AVDR US LargeCap ESG ETF	$1,000.00	$1,021.94	$3.02	0.60%
AVDR US LargeCap Leading ETF	1,000.00	1,021.94	3.02	0.60%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (365).

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-844-798-3833 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

INVESTMENT ADVISER

New Age Alpha Advisors, LLC

555 Theodore Fremd Avenue, Suite A101

Rye, New York 10580

ADMINISTRATOR

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

AVDR-SAR22

(b)	Not Applicable

Item 2. Code of Ethics. Not Applicable

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable.

Item 6. Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 13(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable to open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 13(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) New Age Alpha Trust

By (Signature and Title)

/s/Keith Kemp

Keith Kemp, Principal Executive Officer

Date 8/2/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Keith Kemp

Keith Kemp, Principal Executive Officer

Date 8/2/2022

By (Signature and Title)

/s/ Brian Curley

Brian Curley, Principal Financial Officer

Date 8/2/2022